Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

14.	Subsequent Events
For the three and six month periods ended June 30, 2021, the Company evaluated subsequent events through August 16, 2021, the date the interim condensed consolidated financial statements were issued. On July 2, 2021, the Company entered into the Agreement with Oxford, as the collateral agent and a lender, and SVB, as a lender, pursuant to which the Lenders have agreed to lend the Company up to an aggregate of $
50.0

million in a series of term loans (the “Term Loan”). Upon entering into the Agreement, the Company borrowed $20.0 million from the Lenders (the “Term A Loan”), with approximately $
10.8

million of such amount applied to the repayment of the outstanding principal, interest and final payment fees owed pursuant to the Company’s prior loan and security agreement with Avenue dated November 5, 2020. Upon termination of the loan and security agreement with Avenue, the Company expects to record a loss on the early extinguishment of debt related to the unamortized debt discount associated with the fair value of the warrants, final payment fee, and unamortized debt issuance costs.
Under the terms of the Agreement, the Company may, at its sole discretion, borrow from the Lenders up to an additional $10.0 million (the “Term B Loan”) upon the achievement by the Company of NDA approval from the FDA of TRUDHESA, as determined by Oxford in its sole and absolute discretion (the “Term B Milestone Event”). The Company may draw the Term B Loan during the period commencing on the date of the occurrence of the Term B Milestone Event and ending on the earliest of (i) September 30, 2021 (ii) the sixtieth (60th) day following the occurrence of the Term B Milestone Event, and (iii) the occurrence of an event of default.

Under the terms of the Agreement, the Company may, at its sole discretion, borrow from the Lenders up to an additional $20.0 million (the “Term C Loan”) upon the achievement by the Company of net revenue for a trailing six (6) month period of at least $15,000,000, as determined by Oxford in its sole and absolute discretion (the “Term C Milestone Event”). The Company may draw the Term C Loan during the period commencing on the date of the occurrence of the Term C Milestone Event and ending on the earliest of (i) December 31, 2022 (ii) the sixtieth (60th) day following the occurrence of the Term C Milestone Event, and (iii) the occurrence of an event of default.
The proceeds from the Term Loans under the Agreement may be used to satisfy the Company’s future working capital needs and to fund its general business requirements. The Company’s obligations under the Agreement are secured by all assets of the Company, other than its intellectual property. The Company has also agreed not to encumber its intellectual property assets, except as permitted by the Agreement.
All of the Term Loans mature on July 1, 2026 (the “Maturity Date”) and will be interest-only through September 1, 2023, provided however, that following Company’s achievement of the Term C Milestone Event by not later than December 31, 2022, the Term Loans will be interest-only through September 1, 2024, followed by 35 equal monthly payments of principal and interest, provided, however, that following Company’s achievement of the Term C Milestone Event by no later than December 31, 2022, such number of months shall be automatically reduced to 23 consecutive months. The Term Loans will bear interest at a floating per annum rate equal to the greater of (i) 7.95% or (ii) the sum of (a) the greater of (1) the thirty (30) day U.S. LIBOR rate reported in the Wall Street Journal on the last business day of the month that immediately precedes the month in which the interest will accrue or (2) 0.11%, plus (b) 7.84%.
The Company will be required to make a final payment of 6.5% of the original principal amount of the Term Loans drawn, payable on the earlier of (i) the Maturity Date, (ii) the acceleration of any Term Loans, or (iii) the prepayment of the Term Loans (the “Final Payment”). The Company may prepay all, but not less than all, of the Term Loans upon 30 days’ advance written notice to Oxford, provided that the Company will be obligated to pay a prepayment fee equal to (i) 3.0% of the principal amount of the applicable Term Loan prepaid on or before the first anniversary of the applicable funding date, (ii) 2.0% of the principal amount of the applicable Term Loan prepaid between the first and second anniversary of the applicable funding date, and (iii) 1.0% of the principal amount of the applicable Term Loan prepaid thereafter, and prior to the Maturity Date (each, a “Prepayment Fee”).
In connection with entering into the Agreement and borrowing the Term A Loan, the Company issued to the Lenders warrants exercisable for an aggregate of 71,522 shares of the Company’s common stock (the “Warrants”). The Warrants are exercisable in whole or in part, immediately, and have a per share exercise price of $8.389, which is the
10-trading
day trailing average closing price prior to the date of the Term A Loan funding. The Warrants will terminate on the earlier of July 2, 2031 or the closing of certain merger or consolidation transactions. If the Company borrows additional Term Loans under the Agreement, the Company will be required to issue to the Lenders additional warrants exercisable for a number of shares of the Company’s common stock equal to 3.0% of the total additional Term Loans funded by the Lenders divided by the lower of (x) the
10-trading
day trailing average closing price prior to such Term Loan funding or (y) the closing price on the day prior to such Term Loan funding.

14.	Subsequent Events
For the year ended December 31, 2020, the Company evaluated its consolidated financial statements for subsequent events through March 23, 2021, the date the consolidated financial statements were issued, and April 19, 2021, the date the revised financial statements were issued. The Company has concluded that no events or transactions have occurred that require adjustment to or disclosure in the accompanying financial statements, other than the following:

a)
In March 2021, the Company issued convertible promissory notes to various investors for an aggregate amount of $7.5 million. The notes bear interest at a rate of 5.0% per annum and mature on the earlier of (a) December 31, 2021 and (b) a change of control. The notes are (i) automatically convertible into shares of the Company’s common stock upon a Qualified Public Offering or a SPAC transaction at 90% of the price per share in such transactions, (ii) convertible at the holder’s option or upon a change of control into shares of Series D redeemable convertible preferred stock at the Series D original issuance price, and (iii) convertible at the holder’s option upon a new redeemable convertible preferred stock financing into shares of redeemable preferred stock issued in such financing at
90
% of the price per share.

b)	In the first quarter of 2021, the Company granted 276,843 stock options at exercise prices ranging from $ 11.47 to $ 13.76 that will vest over 48 months.
c)
In April 2021, the Company’s board of directors and stockholders approved an amendment to the Company’s certificate of incorporation to effect a reverse split of shares of the Company’s common stock on an one-for-16.37332
basis, which was effected on April 16, 2021 (the “Reverse Stock Split”). The number of authorized shares and the par values of the common stock and redeemable convertible preferred stock were not adjusted as a result of the Reverse Stock Split. In connection with the Reverse Stock Split, the conversion ratio for the Company’s outstanding redeemable convertible preferred stock was proportionately adjusted such that the common stock issuable upon conversion of such preferred stock was decreased in proportion to the Reverse Stock Split. All references to common stock and options to purchase common stock share data, per share data and related information contained in the consolidated financial statements have been retroactively adjusted to reflect the effect of the Reverse Stock Split for all periods presented.